UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Trend Fund

March 31, 2009

1.799849.105

TRE-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.1%
Gentex Corp.	36,300	$ 362
Hotels, Restaurants & Leisure - 2.2%
Burger King Holdings, Inc.	67,100	1,540
Darden Restaurants, Inc.	47,000	1,610
Marriott International, Inc. Class A	97,900	1,602
McDonald's Corp.	101,200	5,522
Penn National Gaming, Inc. (a)	39,400	952
		11,226
Household Durables - 0.5%
Tempur-Pedic International, Inc. (d)	358,900	2,620
Internet & Catalog Retail - 1.6%
Amazon.com, Inc.	79,900	5,868
Blue Nile, Inc. (a)(d)	35,400	1,067
Priceline.com, Inc. (a)(d)	18,000	1,418
		8,353
Media - 0.9%
Interpublic Group of Companies, Inc. (a)	373,700	1,540
The DIRECTV Group, Inc. (a)	141,300	3,220
		4,760
Multiline Retail - 1.2%
Nordstrom, Inc. (d)	125,300	2,099
Target Corp.	109,500	3,766
		5,865
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	67,900	1,616
Best Buy Co., Inc.	116,400	4,419
Home Depot, Inc.	56,900	1,341
Lowe's Companies, Inc.	108,000	1,971
Ross Stores, Inc.	46,800	1,679
Staples, Inc.	250,200	4,531
The Men's Wearhouse, Inc.	43,100	653
TJX Companies, Inc.	149,200	3,825
		20,035
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc. (a)	123,400	2,061
G-III Apparel Group Ltd. (a)	427,300	2,359
NIKE, Inc. Class B	33,400	1,566
Phillips-Van Heusen Corp.	56,200	1,275
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	69,000	$ 2,915
VF Corp.	42,400	2,421
		12,597
TOTAL CONSUMER DISCRETIONARY		65,818
CONSUMER STAPLES - 11.5%
Beverages - 2.8%
PepsiCo, Inc.	77,316	3,980
The Coca-Cola Co.	230,500	10,130
		14,110
Food & Staples Retailing - 5.3%
Costco Wholesale Corp.	220,200	10,200
Wal-Mart Stores, Inc.	321,600	16,755
		26,955
Food Products - 1.5%
Green Mountain Coffee Roasters, Inc. (a)	17,290	830
Nestle SA sponsored ADR	174,000	5,838
Smart Balance, Inc. (a)	216,700	1,309
		7,977
Household Products - 1.4%
Procter & Gamble Co.	155,155	7,306
Personal Products - 0.5%
Avon Products, Inc.	139,500	2,683
TOTAL CONSUMER STAPLES		59,031
ENERGY - 7.7%
Energy Equipment & Services - 2.7%
ENSCO International, Inc.	17,900	473
Halliburton Co.	105,000	1,624
National Oilwell Varco, Inc. (a)	109,524	3,144
Noble Corp.	90,500	2,180
Schlumberger Ltd. (NY Shares)	138,500	5,626
Transocean Ltd. (a)	4,400	259
Weatherford International Ltd. (a)	42,200	467
		13,773
Oil, Gas & Consumable Fuels - 5.0%
Canadian Natural Resources Ltd.	21,200	823
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	85,500	$ 1,459
CONSOL Energy, Inc.	62,100	1,567
EOG Resources, Inc.	40,200	2,201
Exxon Mobil Corp.	118,900	8,097
Frontier Oil Corp.	16,400	210
Hess Corp.	20,800	1,127
Massey Energy Co.	83,700	847
Occidental Petroleum Corp.	96,000	5,342
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	40,200	985
Quicksilver Resources, Inc. (a)	88,900	493
Range Resources Corp.	30,700	1,264
Southwestern Energy Co. (a)	45,900	1,363
		25,778
TOTAL ENERGY		39,551
FINANCIALS - 3.2%
Capital Markets - 1.9%
Charles Schwab Corp.	194,000	3,007
Goldman Sachs Group, Inc.	25,800	2,735
Janus Capital Group, Inc.	140,400	934
Morgan Stanley	57,200	1,302
Northern Trust Corp.	25,800	1,543
		9,521
Commercial Banks - 0.3%
PNC Financial Services Group, Inc.	16,900	495
Wells Fargo & Co.	81,100	1,155
		1,650
Diversified Financial Services - 0.7%
Bank of America Corp.	105,800	722
Citigroup, Inc. (d)	329,000	832
CME Group, Inc.	4,800	1,183
JPMorgan Chase & Co.	40,400	1,074
		3,811
Insurance - 0.1%
MetLife, Inc.	19,500	444
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	70,100	$ 819
TOTAL FINANCIALS		16,245
HEALTH CARE - 15.2%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	35,100	1,322
Alnylam Pharmaceuticals, Inc. (a)	52,200	994
Celgene Corp. (a)	96,100	4,267
CSL Ltd.	39,284	887
Gilead Sciences, Inc. (a)	150,900	6,990
Myriad Genetics, Inc. (a)	7,600	346
RXi Pharmaceuticals Corp.	116,133	591
United Therapeutics Corp. (a)	8,300	549
		15,946
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	114,800	5,880
Covidien Ltd.	73,300	2,436
Inverness Medical Innovations, Inc. (a)	277,431	7,388
NuVasive, Inc. (a)	17,300	543
		16,247
Health Care Providers & Services - 1.5%
Express Scripts, Inc. (a)	71,300	3,292
Medco Health Solutions, Inc. (a)	108,200	4,473
		7,765
Health Care Technology - 0.4%
athenahealth, Inc. (a)	45,600	1,099
Cerner Corp. (a)	22,400	985
		2,084
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	140,200	5,221
QIAGEN NV (a)	156,400	2,496
		7,717
Pharmaceuticals - 5.5%
Abbott Laboratories	134,600	6,420
Allergan, Inc.	156,200	7,460
Cadence Pharmaceuticals, Inc. (a)	58,100	545
Merck & Co., Inc.	92,500	2,474
Optimer Pharmaceuticals, Inc. (a)	30,200	398
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	29,079	$ 3,990
Schering-Plough Corp.	269,700	6,351
Vivus, Inc. (a)	60,200	260
		27,898
TOTAL HEALTH CARE		77,657
INDUSTRIALS - 10.5%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	250,600	6,982
Precision Castparts Corp.	29,900	1,791
The Boeing Co.	46,800	1,665
United Technologies Corp.	116,200	4,994
		15,432
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	24,400	1,113
United Parcel Service, Inc. Class B	108,700	5,350
		6,463
Building Products - 0.1%
Masco Corp.	82,000	572
Electrical Equipment - 2.3%
American Superconductor Corp. (a)(d)	93,400	1,617
AMETEK, Inc.	73,300	2,292
Emerson Electric Co.	95,400	2,727
First Solar, Inc. (a)(d)	16,400	2,176
Regal-Beloit Corp.	33,700	1,033
Rockwell Automation, Inc.	63,200	1,380
Satcon Technology Corp. (a)	354,623	585
		11,810
Industrial Conglomerates - 0.4%
3M Co.	9,900	492
General Electric Co.	48,300	488
Textron, Inc.	199,400	1,145
		2,125
Machinery - 1.9%
Cummins, Inc.	99,000	2,520
Danaher Corp.	54,700	2,966
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	77,500	$ 2,547
Navistar International Corp. (a)	48,000	1,606
		9,639
Professional Services - 0.5%
Manpower, Inc.	43,500	1,372
Monster Worldwide, Inc. (a)	158,300	1,290
		2,662
Road & Rail - 1.0%
Union Pacific Corp.	126,500	5,200
TOTAL INDUSTRIALS		53,903
INFORMATION TECHNOLOGY - 30.5%
Communications Equipment - 6.6%
Cisco Systems, Inc. (a)	628,300	10,537
Corning, Inc.	527,900	7,005
Infinera Corp. (a)	118,400	876
Juniper Networks, Inc. (a)	65,700	989
Palm, Inc. (a)	41,700	359
QUALCOMM, Inc.	343,500	13,366
Research In Motion Ltd. (a)	18,700	805
		33,937
Computers & Peripherals - 5.9%
Apple, Inc. (a)	148,800	15,642
Dell, Inc. (a)	269,100	2,551
Hewlett-Packard Co.	265,200	8,502
International Business Machines Corp.	4,700	455
NetApp, Inc. (a)	67,900	1,008
Seagate Technology	327,000	1,965
		30,123
Electronic Equipment & Components - 0.4%
Ingram Micro, Inc. Class A (a)	146,700	1,854
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (a)	93,300	1,810
Baidu.com, Inc. sponsored ADR (a)	5,600	989
Google, Inc. Class A (sub. vtg.) (a)	52,100	18,137
Sohu.com, Inc. (a)	30,100	1,243
Tencent Holdings Ltd.	144,000	1,066
		23,245
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.3%
Alliance Data Systems Corp. (a)	50,800	$ 1,877
Cognizant Technology Solutions Corp. Class A (a)	161,100	3,349
CyberSource Corp. (a)	87,000	1,288
		6,514
Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials, Inc.	457,200	4,915
ASML Holding NV (NY Shares)	145,400	2,546
Atmel Corp. (a)	803,100	2,915
Intel Corp.	356,300	5,362
Lam Research Corp. (a)	87,000	1,981
Marvell Technology Group Ltd. (a)	267,500	2,450
Skyworks Solutions, Inc. (a)	270,700	2,182
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	354,100	3,169
		25,520
Software - 6.8%
Adobe Systems, Inc. (a)	239,900	5,131
BMC Software, Inc. (a)	84,000	2,772
Electronic Arts, Inc. (a)	168,700	3,069
Informatica Corp. (a)	124,100	1,646
Microsoft Corp.	87,800	1,613
Oracle Corp.	757,700	13,692
Sourcefire, Inc. (a)	19,783	144
Sybase, Inc. (a)	212,200	6,428
		34,495
TOTAL INFORMATION TECHNOLOGY		155,688
MATERIALS - 4.0%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	25,800	1,451
Monsanto Co.	102,000	8,476
The Mosaic Co.	30,600	1,285
		11,212
Containers & Packaging - 0.4%
Packaging Corp. of America	86,000	1,120
Sealed Air Corp.	57,900	799
		1,919
Metals & Mining - 1.4%
Agnico-Eagle Mines Ltd.	9,700	558
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Eldorado Gold Corp. (a)	84,300	$ 762
Freeport-McMoRan Copper & Gold, Inc. Class B	21,200	808
Newmont Mining Corp.	89,000	3,984
Nucor Corp.	9,000	344
United States Steel Corp.	10,800	228
Yamana Gold, Inc.	68,500	640
		7,324
TOTAL MATERIALS		20,455
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc.	384,300	1,314
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	105,800	3,219
Sprint Nextel Corp. (a)	1,528,800	5,458
		8,677
TOTAL TELECOMMUNICATION SERVICES		9,991
UTILITIES - 0.3%
Electric Utilities - 0.2%
Entergy Corp.	8,700	592
Exelon Corp.	13,900	631
		1,223
Multi-Utilities - 0.1%
Sempra Energy	12,000	555
TOTAL UTILITIES		1,778
TOTAL COMMON STOCKS (Cost $562,816)		500,117
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.52% (b)	12,983,596	$ 12,984
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	7,376,550	7,377
TOTAL MONEY MARKET FUNDS (Cost $20,361)		20,361
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $583,177)		520,478
NET OTHER ASSETS - (1.8)%		(9,323)
NET ASSETS - 100%		$ 511,155
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	65
Total	$ 71
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 520,478	$ 519,591	$ 887	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 776
Total Realized Gain (Loss)	(225)
Total Unrealized Gain (Loss)	(26)
Cost of Purchases	-
Proceeds of Sales	(525)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $595,663,000. Net unrealized depreciation aggregated $75,185,000, of which $33,370,000 related to appreciated investment securities and $108,555,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009